Capital management	12 Months Ended
Dec. 31, 2023
Disclosure Of Financial Risk Management [Abstract]
Capital management

21. Capital management

The Company’s objectives when managing capital are to maintain financial flexibility in order to preserve its ability to meet financial obligations and continue as a going concern, and to deploy capital to provide future investment return to its shareholders.

The Company sets the amount and type of capital required relative to its assessment of risk and makes adjustments when necessary to respond to changes to economic conditions, the risk characteristics of the underlying assets, and externally imposed capital requirements. In order to maintain or modify its capital structure, the Company may issue new shares, seek other forms of financing, or sell assets to reduce debt.

The Company manages the following as capital:

	As at
	December 31, 2023	December 31, 2022
Share capital	389,806	391,243
Contributed surplus	35,503	33,025
Deficit	(331,828)	(313,941)
Credit facility	49,405	46,180
Debentures	37,020	39,658

There have been no changes in the Company’s definition of capital, capital management objectives, policies and processes during the year. There are certain capital requirements of the Company resulting from the Company’s credit facility that include financial covenants and ratios. Management uses these capital requirements in the decisions made in managing the level and make-up of the Company’s capital structure. The Company was in compliance with all of the financial covenants as at December 31, 2023 and December 31, 2022